GOODWILL (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Goodwill
Balance at the beginning of the period			$ 13,084
Balance at the end of the period			14,178	$ 13,084
U.S. Natural Gas Pipelines
Goodwill
Balance at the beginning of the period			13,084	13,958
Tuscarora impairment charge			(79)
Foreign exchange rate changes			1,173	(945)
Balance at the end of the period			$ 14,178	13,084
Columbian Pipeline
Goodwill
Balance at the beginning of the period					$ 7,747
Columbia adjustment (Note 26)	$ 71	$ 55
Balance at the end of the period					$ 7,802
Columbian Pipeline | U.S. Natural Gas Pipelines
Goodwill
Columbia adjustment (Note 26)				$ 71